Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit and Contingent loans Exposure [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio [Line Items]
Loans and advances to Banks	$ 2,174,792	$ 1,529,832
Commercial loans
Loans to customers	20,308,745	19,672,332
Credit and Contingent loans Exposure [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	12,890,795	11,986,791
Credit and Contingent loans Exposure [Member] | Domestic loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio [Line Items]
Loans and advances to Banks	1,801,100	1,250,018
Commercial loans
Loans to customers	20,279,201	19,658,614
Credit and Contingent loans Exposure [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	12,890,795	11,986,791
Credit and Contingent loans Exposure [Member] | Foreign loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio [Line Items]
Loans and advances to Banks	373,692	279,814
Commercial loans
Loans to customers	29,544	13,718
Credit and Contingent loans Exposure [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Agriculture and livestock [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	797,920	811,756
Credit and Contingent loans Exposure [Member] | Agriculture and livestock [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	797,920	811,756
Credit and Contingent loans Exposure [Member] | Agriculture and livestock [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Fruit [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	663,630	636,143
Credit and Contingent loans Exposure [Member] | Fruit [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	663,630	636,143
Credit and Contingent loans Exposure [Member] | Fruit [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Forestry [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	102,548	315,433
Credit and Contingent loans Exposure [Member] | Forestry [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	102,548	315,433
Credit and Contingent loans Exposure [Member] | Forestry [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Fishing [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	30,513	33,989
Credit and Contingent loans Exposure [Member] | Fishing [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	30,513	33,989
Credit and Contingent loans Exposure [Member] | Fishing [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Mining [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	314,890	162,863
Credit and Contingent loans Exposure [Member] | Mining [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	314,890	162,863
Credit and Contingent loans Exposure [Member] | Mining [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Oil and natural gas [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,011	783
Credit and Contingent loans Exposure [Member] | Oil and natural gas [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,011	783
Credit and Contingent loans Exposure [Member] | Oil and natural gas [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Foods, beverages and tobacco [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	594,923	505,311
Credit and Contingent loans Exposure [Member] | Foods, beverages and tobacco [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	594,923	505,311
Credit and Contingent loans Exposure [Member] | Foods, beverages and tobacco [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Textiles, leather goods and footwear [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	33,145	33,900
Credit and Contingent loans Exposure [Member] | Textiles, leather goods and footwear [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	33,145	33,900
Credit and Contingent loans Exposure [Member] | Textiles, leather goods and footwear [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Woods and furnitures [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	105,551	152,690
Credit and Contingent loans Exposure [Member] | Woods and furnitures [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	105,551	152,690
Credit and Contingent loans Exposure [Member] | Woods and furnitures [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Cellulose, Paper and printing [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	20,974	22,832
Credit and Contingent loans Exposure [Member] | Cellulose, Paper and printing [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	20,974	22,832
Credit and Contingent loans Exposure [Member] | Cellulose, Paper and printing [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Chemicals and petroleum products [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	365,239	388,804
Credit and Contingent loans Exposure [Member] | Chemicals and petroleum products [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	365,239	388,804
Credit and Contingent loans Exposure [Member] | Chemicals and petroleum products [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Metal, non-metal, machine or others [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	574,496	498,843
Credit and Contingent loans Exposure [Member] | Metal, non-metal, machine or others [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	574,496	498,843
Credit and Contingent loans Exposure [Member] | Metal, non-metal, machine or others [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Electricity, gas and water [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	463,558	464,087
Credit and Contingent loans Exposure [Member] | Electricity, gas and water [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	463,558	464,087
Credit and Contingent loans Exposure [Member] | Electricity, gas and water [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Residential construction [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	271,923	260,942
Credit and Contingent loans Exposure [Member] | Residential construction [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	271,923	260,942
Credit and Contingent loans Exposure [Member] | Residential construction [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Non-residential construction (office, civil engineering) [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	356,241	541,324
Credit and Contingent loans Exposure [Member] | Non-residential construction (office, civil engineering) [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	356,241	541,324
Credit and Contingent loans Exposure [Member] | Non-residential construction (office, civil engineering) [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Wholesale [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	2,037,033	1,761,049
Credit and Contingent loans Exposure [Member] | Wholesale [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	2,037,033	1,761,049
Credit and Contingent loans Exposure [Member] | Wholesale [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Retail, restaurants and hotels [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,049,042	1,141,501
Credit and Contingent loans Exposure [Member] | Retail, restaurants and hotels [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,042,290	1,133,708
Credit and Contingent loans Exposure [Member] | Retail, restaurants and hotels [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	6,752	7,793
Credit and Contingent loans Exposure [Member] | Transport and storage [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,210,250	1,181,032
Credit and Contingent loans Exposure [Member] | Transport and storage [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,210,250	1,181,032
Credit and Contingent loans Exposure [Member] | Transport and storage [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Communications [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	232,984	291,066
Credit and Contingent loans Exposure [Member] | Communications [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	232,984	291,066
Credit and Contingent loans Exposure [Member] | Communications [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Financial services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	2,990,516	3,071,049
Credit and Contingent loans Exposure [Member] | Financial services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	2,990,516	3,069,326
Credit and Contingent loans Exposure [Member] | Financial services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers		1,723
Credit and Contingent loans Exposure [Member] | Business services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	2,004,481	1,778,544
Credit and Contingent loans Exposure [Member] | Business services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	2,004,481	1,778,544
Credit and Contingent loans Exposure [Member] | Business services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Real estate services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	3,361,496	3,039,473
Credit and Contingent loans Exposure [Member] | Real estate services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	3,338,704	3,035,271
Credit and Contingent loans Exposure [Member] | Real estate services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	22,792	4,202
Credit and Contingent loans Exposure [Member] | Student loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	59,753	58,017
Credit and Contingent loans Exposure [Member] | Student loans [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	59,753	58,017
Credit and Contingent loans Exposure [Member] | Student loans [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Government administration, defence and police force [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	26,146	33,812
Credit and Contingent loans Exposure [Member] | Government administration, defence and police force [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	26,146	33,812
Credit and Contingent loans Exposure [Member] | Government administration, defence and police force [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Social services and other community services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	833,275	770,707
Credit and Contingent loans Exposure [Member] | Social services and other community services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	833,275	770,707
Credit and Contingent loans Exposure [Member] | Social services and other community services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Personal services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,807,207	1,716,382
Credit and Contingent loans Exposure [Member] | Personal services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	1,807,207	1,716,382
Credit and Contingent loans Exposure [Member] | Personal services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Residential mortgage loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	11,422,322	10,346,528
Credit and Contingent loans Exposure [Member] | Residential mortgage loans [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	11,422,322	10,346,528
Credit and Contingent loans Exposure [Member] | Residential mortgage loans [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Credit and Contingent loans Exposure [Member] | Consumer loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	4,995,230	4,247,013
Credit and Contingent loans Exposure [Member] | Consumer loans [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	4,995,230	4,247,013
Credit and Contingent loans Exposure [Member] | Consumer loans [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio [Line Items]
Loans and advances to Banks	(1,641)	(81)
Commercial loans
Loans to customers	(321,467)	(318,841)
Allowances Established [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(143,489)	(93,049)
Allowances Established [Member] | Domestic loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio [Line Items]
Loans and advances to Banks		(31)
Commercial loans
Loans to customers	(321,208)	(318,693)
Allowances Established [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(143,489)	(93,049)
Allowances Established [Member] | Foreign loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank’s loan portfolio [Line Items]
Loans and advances to Banks	(1,641)	(50)
Commercial loans
Loans to customers	(259)	(148)
Allowances Established [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Agriculture and livestock [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(11,310)	(23,254)
Allowances Established [Member] | Agriculture and livestock [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(11,310)	(23,254)
Allowances Established [Member] | Agriculture and livestock [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Fruit [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(4,903)	(12,590)
Allowances Established [Member] | Fruit [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(4,903)	(12,590)
Allowances Established [Member] | Fruit [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Forestry [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(1,369)	(2,140)
Allowances Established [Member] | Forestry [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(1,369)	(2,140)
Allowances Established [Member] | Forestry [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Fishing [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(1,331)	(1,318)
Allowances Established [Member] | Fishing [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(1,331)	(1,318)
Allowances Established [Member] | Fishing [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Mining [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(4,666)	(1,954)
Allowances Established [Member] | Mining [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(4,666)	(1,954)
Allowances Established [Member] | Mining [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Oil and natural gas [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(15)	(21)
Allowances Established [Member] | Oil and natural gas [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(15)	(21)
Allowances Established [Member] | Oil and natural gas [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Foods, beverages and tobacco [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(12,316)	(9,254)
Allowances Established [Member] | Foods, beverages and tobacco [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(12,316)	(9,254)
Allowances Established [Member] | Foods, beverages and tobacco [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Textiles, leather goods and footwear [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(625)	(896)
Allowances Established [Member] | Textiles, leather goods and footwear [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(625)	(896)
Allowances Established [Member] | Textiles, leather goods and footwear [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Woods and furnitures [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(1,553)	(2,009)
Allowances Established [Member] | Woods and furnitures [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(1,553)	(2,009)
Allowances Established [Member] | Woods and furnitures [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Cellulose, Paper and printing [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(598)	(743)
Allowances Established [Member] | Cellulose, Paper and printing [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(598)	(743)
Allowances Established [Member] | Cellulose, Paper and printing [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Chemicals and petroleum products [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,290)	(2,902)
Allowances Established [Member] | Chemicals and petroleum products [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,290)	(2,902)
Allowances Established [Member] | Chemicals and petroleum products [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Metal, non-metal, machine or others [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(9,612)	(7,559)
Allowances Established [Member] | Metal, non-metal, machine or others [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(9,612)	(7,559)
Allowances Established [Member] | Metal, non-metal, machine or others [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Electricity, gas and water [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,784)	(2,168)
Allowances Established [Member] | Electricity, gas and water [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,784)	(2,168)
Allowances Established [Member] | Electricity, gas and water [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Residential construction [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(10,596)	(8,653)
Allowances Established [Member] | Residential construction [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(10,596)	(8,653)
Allowances Established [Member] | Residential construction [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Non-residential construction (office, civil engineering) [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(8,432)	(5,403)
Allowances Established [Member] | Non-residential construction (office, civil engineering) [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(8,432)	(5,403)
Allowances Established [Member] | Non-residential construction (office, civil engineering) [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Wholesale [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(33,387)	(40,630)
Allowances Established [Member] | Wholesale [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(33,387)	(40,630)
Allowances Established [Member] | Wholesale [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Retail, restaurants and hotels [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(39,240)	(39,384)
Allowances Established [Member] | Retail, restaurants and hotels [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(39,141)	(39,250)
Allowances Established [Member] | Retail, restaurants and hotels [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(99)	(134)
Allowances Established [Member] | Transport and storage [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(21,849)	(31,201)
Allowances Established [Member] | Transport and storage [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(21,849)	(31,201)
Allowances Established [Member] | Transport and storage [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Communications [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,989)	(2,348)
Allowances Established [Member] | Communications [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,989)	(2,348)
Allowances Established [Member] | Communications [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Financial services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(12,372)	(9,172)
Allowances Established [Member] | Financial services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(12,372)	(9,172)
Allowances Established [Member] | Financial services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Business services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(48,666)	(48,153)
Allowances Established [Member] | Business services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(48,666)	(48,153)
Allowances Established [Member] | Business services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Real estate services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(41,969)	(22,462)
Allowances Established [Member] | Real estate services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(41,809)	(22,448)
Allowances Established [Member] | Real estate services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(160)	(14)
Allowances Established [Member] | Student loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,628)	(3,437)
Allowances Established [Member] | Student loans [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(3,628)	(3,437)
Allowances Established [Member] | Student loans [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Government administration, defence and police force [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(317)	(572)
Allowances Established [Member] | Government administration, defence and police force [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(317)	(572)
Allowances Established [Member] | Government administration, defence and police force [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Social services and other community services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(13,933)	(16,511)
Allowances Established [Member] | Social services and other community services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(13,933)	(16,511)
Allowances Established [Member] | Social services and other community services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Personal services [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(27,717)	(24,107)
Allowances Established [Member] | Personal services [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(27,717)	(24,107)
Allowances Established [Member] | Personal services [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Residential mortgage loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(50,646)	(38,986)
Allowances Established [Member] | Residential mortgage loans [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(50,646)	(38,986)
Allowances Established [Member] | Residential mortgage loans [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers
Allowances Established [Member] | Consumer loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(449,496)	(315,669)
Allowances Established [Member] | Consumer loans [Member] | Domestic loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers	(449,496)	(315,669)
Allowances Established [Member] | Consumer loans [Member] | Foreign loans [Member] | Gross carrying amount [member]
Commercial loans
Loans to customers